Business Combinations - Summary of share listing expense is non-recurring in nature and represents a share-based payment (Detail) $ in Thousands	Mar. 17, 2022 SGD ($)
Fair value of equity consideration issued by the Company
Fair value of Bridgetown 2 Class A ordinary shares outstanding	$ 137,233
Fair Value Of Bridgetown 2 Class B Ordinary Share Outstanding	84,318
Fair Value Of Equity Consideration Issued By Company Value	221,551
Bridgetown 2 net assets acquired
Net cash proceed from Bridgetown 2	134,481
Warrant liabilities (Note 21)	(27,746)
Others	9,866
Fair value of Bridgetown 2 net assets acquired	116,601
Share listing expense	$ 104,950